Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Accumulated Amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accumulated Amortization [Line Items]
Balances as of beginning	$ (114,962)	$ (97,808)
Amortisation for the period	(27,812)	(31,314)
Sales and disposals during the period	14,520	14,160
Transfers	(188)	0
Others	0	0
Balances as of ending	(128,442)	(114,962)
Land and building
Schedule of Accumulated Amortization [Line Items]
Balances as of beginning	(114,962)	(97,808)
Amortisation for the period	(27,812)	(31,314)
Sales and disposals during the period	14,520	14,160
Transfers	(188)	0
Others	0	0
Balances as of ending	(128,442)	(114,962)
Others
Schedule of Accumulated Amortization [Line Items]
Balances as of beginning	0	0
Amortisation for the period	0	0
Sales and disposals during the period	0	0
Transfers	0	0
Others	0	0
Balances as of ending	$ 0	$ 0